SEGMENTAL INFORMATION (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) segment		Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Segment Reporting [Abstract]
Number of reportable segments | segment	4
Segmental information:
Vessel and other management fees	$ 14,225		$ 12,547	$ 10,756
Administrative expenses	(45,960)		(33,526)	(19,267)
Impairment of long-term assets	(1,706)		(1,957)	(500)
Depreciation and amortization	(72,972)		(73,732)	(49,811)
Other operating loss	0		0	(6,387)
Other operating gains - LNG trading	16		0	1,317
Gain on disposals to Golar Partners (including amortization of deferred gain)	0	[1]	102,406	43,287
Impairment of vessel held-for-sale	0		(1,032)	0
Loss on disposal of vessel held-for-sale	0		(5,824)	0
Operating (loss) income	(141,091)		(36,380)	(2,116)
Total other non-operating (loss) income	(8,615)		(27)	272
Net financial expense	(59,541)		(174,619)	(87,852)
Income taxes	589		3,053	1,114
Equity in net earnings of affiliates	47,878		55,985	42,220
Net (loss) income	(160,780)		(151,988)	(46,362)
Non-controlling interests	(25,751)		(19,158)	(1,655)
Net (loss) income attributable to Golar LNG Ltd	(186,531)		(171,146)	(48,017)
Total assets	4,256,911		4,269,198	3,899,742
Investment in affiliates	648,780		541,565	746,263
Capital expenditures	234,518		677,349	1,516,546
Vessel operations
Segmental information:
Vessel and other management fees	14,225		12,547	10,756
Administrative expenses	(42,384)		(28,657)	(17,468)
Impairment of long-term assets	(1,706)		(1,957)	(500)
Depreciation and amortization	(72,972)		(73,732)	(49,561)
Other operating loss	0		0	(6,387)
Other operating gains - LNG trading	0		0	0
Gain on disposals to Golar Partners (including amortization of deferred gain)	0		102,406	43,287
Impairment of vessel held-for-sale	0		(1,032)	0
Loss on disposal of vessel held-for-sale	0		(5,824)	0
Operating (loss) income	(137,531)		(31,511)	(1,384)
Total other non-operating (loss) income	(8,615)		(27)	(446)
Net financial expense	(59,541)		(174,619)	(87,600)
Income taxes	589		3,053	1,114
Equity in net earnings of affiliates	37,344		55,985	42,220
Net (loss) income	(167,754)		(147,119)	(46,096)
Non-controlling interests	(25,751)		(19,158)	(1,655)
Net (loss) income attributable to Golar LNG Ltd	(193,505)		(166,277)	(47,751)
Total assets	3,288,497		3,398,394	3,538,287
Investment in affiliates	512,046		541,565	746,263
Capital expenditures	33,698		565,777	1,202,901
LNG Trading
Segmental information:
Vessel and other management fees	0		0	0
Administrative expenses	0		0	(64)
Impairment of long-term assets	0		0	0
Depreciation and amortization	0		0	(250)
Other operating loss	0		0	0
Other operating gains - LNG trading	16		0	1,317
Gain on disposals to Golar Partners (including amortization of deferred gain)	0		0	0
Impairment of vessel held-for-sale	0		0	0
Loss on disposal of vessel held-for-sale	0		0	0
Operating (loss) income	16		0	1,003
Total other non-operating (loss) income	0		0	718
Net financial expense	0		0	(252)
Income taxes	0		0	0
Equity in net earnings of affiliates	0		0	0
Net (loss) income	16		0	1,469
Non-controlling interests	0		0	0
Net (loss) income attributable to Golar LNG Ltd	16		0	1,469
Total assets	0		0	1,335
Investment in affiliates	0		0	0
Capital expenditures	0		0	0
FLNG
Segmental information:
Vessel and other management fees	0		0	0
Administrative expenses	(3,576)		(4,869)	(1,735)
Impairment of long-term assets	0		0	0
Depreciation and amortization	0		0	0
Other operating loss	0		0	0
Other operating gains - LNG trading	0		0	0
Gain on disposals to Golar Partners (including amortization of deferred gain)	0		0	0
Impairment of vessel held-for-sale	0		0	0
Loss on disposal of vessel held-for-sale	0		0	0
Operating (loss) income	(3,576)		(4,869)	(1,735)
Total other non-operating (loss) income	0		0	0
Net financial expense	0		0	0
Income taxes	0		0	0
Equity in net earnings of affiliates	0		0	0
Net (loss) income	(3,576)		(4,869)	(1,735)
Non-controlling interests	0		0	0
Net (loss) income attributable to Golar LNG Ltd	(3,576)		(4,869)	(1,735)
Total assets	968,414		870,804	360,120
Investment in affiliates			0	0
Capital expenditures	200,820		111,572	313,645
Power
Segmental information:
Vessel and other management fees	0
Administrative expenses	0
Impairment of long-term assets	0
Depreciation and amortization	0
Other operating loss	0
Other operating gains - LNG trading	0
Gain on disposals to Golar Partners (including amortization of deferred gain)	0
Impairment of vessel held-for-sale	0
Loss on disposal of vessel held-for-sale	0
Operating (loss) income	0
Total other non-operating (loss) income	0
Net financial expense	0
Income taxes	0
Equity in net earnings of affiliates	10,534
Net (loss) income	10,534
Non-controlling interests	0
Net (loss) income attributable to Golar LNG Ltd	10,534
Total assets	0
Capital expenditures	0
Non-collaborative Arrangement Transactions
Segmental information:
Time and voyage charter revenues	52,302		90,127	95,399
Vessel and voyage operating expenses	(89,586)		(125,389)	(76,910)
Voyage, charter-hire and commission expenses	(36,423)		(69,042)	(27,340)
Non-collaborative Arrangement Transactions | Vessel operations
Segmental information:
Time and voyage charter revenues	52,302		90,127	95,399
Vessel and voyage operating expenses	(89,586)		(125,389)	(76,910)
Non-collaborative Arrangement Transactions | LNG Trading
Segmental information:
Time and voyage charter revenues	0		0	0
Vessel and voyage operating expenses	0		0	0
Non-collaborative Arrangement Transactions | FLNG
Segmental information:
Time and voyage charter revenues	0		0	0
Vessel and voyage operating expenses	0		0	0
Non-collaborative Arrangement Transactions | Power
Segmental information:
Time and voyage charter revenues	0
Vessel and voyage operating expenses	0
Collaborative Arrangement
Segmental information:
Time and voyage charter revenues	13,730		0	0
Voyage, charter-hire and commission expenses	(11,140)		0	0
Collaborative Arrangement | Vessel operations
Segmental information:
Time and voyage charter revenues	13,730		0	0
Voyage, charter-hire and commission expenses	(11,140)		0	0
Collaborative Arrangement | LNG Trading
Segmental information:
Time and voyage charter revenues	0		0	0
Voyage, charter-hire and commission expenses	0		0	0
Collaborative Arrangement | FLNG
Segmental information:
Time and voyage charter revenues	0		0	0
Voyage, charter-hire and commission expenses	0		$ 0	$ 0
Collaborative Arrangement | Power
Segmental information:
Time and voyage charter revenues	0
Voyage, charter-hire and commission expenses	0
Sales Revenue, Net [Member] | The Cool Pool Limited | Customer Concentration Risk [Member]
Segmental information:
Time and voyage charter revenues	51,100
Sales Revenue, Net [Member] | The Cool Pool Limited | Customer Concentration Risk [Member] | Non-collaborative Arrangement Transactions
Segmental information:
Time and voyage charter revenues	37,300
Sales Revenue, Net [Member] | The Cool Pool Limited | Customer Concentration Risk [Member] | Collaborative Arrangement
Segmental information:
Time and voyage charter revenues	$ 13,700

[1]	This includes amounts arising from transactions with related parties (see note 31).